Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Line Items]
Statutory tax rate	30.86%	30.86%
Effective tax rate	23.27%	16.30%
Net operating loss carryforwards	¥ 1,602,000
Unrecognized tax benefits	1,992
Tax Year 2018
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 861,000
Net operating loss carryforwards, expiration period	Mar. 31, 2018